NATURE OF OPERATIONS	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2021	Oct. 31, 2021
NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

Advaxis, Inc. (“Advaxis” or the “Company”) is a clinical-stage biotechnology company focused on the development and commercialization of proprietary Listeria monocytogenes (“Lm”)-based antigen delivery products. The Company is using its Lm platform directed against tumor-specific targets in order to engage the patient’s immune system to destroy tumor cells. Through a license from the University of Pennsylvania, Advaxis has exclusive access to this proprietary formulation of attenuated Lm called Lm TechnologyTM. Advaxis’ proprietary approach is designed to deploy a unique mechanism of action that redirects the immune system to attack cancer in three distinct ways:

●	Alerting and training the immune system by activating multiple pathways in Antigen-Presenting Cells (“APCs”) with the equivalent of multiple adjuvants;

●	Attacking the tumor by generating a strong, cancer-specific T cell response; and

●	Breaking down tumor protection through suppression of the protective cells in the tumor microenvironment (“TME”) that shields the tumor from the immune system. This enables the activated T cells to begin working to attack the tumor cells.

Advaxis’ proprietary Lm platform technology has demonstrated clinical activity in several of its programs and has been dosed in over 470 patients across multiple clinical trials and in various tumor types. The Company believes that Lm Technology immunotherapies can complement and address significant unmet needs in the current oncology treatment landscape. Specifically, its product candidates have the potential to work synergistically with other immunotherapies, including checkpoint inhibitors, while having a generally well-tolerated safety profile.

COVID-19

On March 11, 2020, the World Health Organization characterized the outbreak of the novel coronavirus (“COVID-19”) as a global pandemic and recommended containment and mitigation measures. Since then, extraordinary actions have been taken by international, federal, state, and local public health and governmental authorities to contain and combat the outbreak and spread of COVID-19 in regions throughout the world. The continued impact of the COVID-19 pandemic cannot be predicted at this time.

Liquidity and Capital Resources

Liquidity and Management’s Plans

Similar to other development stage biotechnology companies, the Company’s products that are being developed have not generated significant revenue. As a result, the Company has suffered recurring losses and requires significant cash resources to execute its business plans. These losses are expected to continue for the foreseeable future.

As of July 31, 2022, the Company had approximately $28.2 million in cash and cash equivalents. Although the Company expects to have sufficient capital to fund its obligations, as they become due, in the ordinary course of business until at least one year from the issuance of these consolidated financial statements, the actual amount of cash that it will need to operate is subject to many factors.

The Company recognizes it will need to raise additional capital in order to continue to execute its business plan in the future. There is no assurance that additional financing will be available when needed or that management will be able to obtain financing on terms acceptable to the Company or whether the Company will become profitable and generate positive operating cash flow. If the Company is unable to raise sufficient additional funds, it will have to further scale back its operations.

1. NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Advaxis, Inc. (“Advaxis” or the “Company”) is a clinical-stage biotechnology company focused on the development and commercialization of proprietary Listeria monocytogenes (“Lm”)-based antigen delivery products. The Company is using its Lm platform directed against tumor-specific targets in order to engage the patient’s immune system to destroy tumor cells. Through a license from the University of Pennsylvania, Advaxis has exclusive access to this proprietary formulation of attenuated Lm called Lm TechnologyTM. Advaxis’ proprietary approach is designed to deploy a unique mechanism of action that redirects the immune system to attack cancer in three distinct ways:

●	Alerting and training the immune system by activating multiple pathways in Antigen-Presenting Cells (“APCs”) with the equivalent of multiple adjuvants;

●	Attacking the tumor by generating a strong, cancer-specific T cell response; and

●	Breaking down tumor protection through suppression of the protective cells in the tumor microenvironment (“TME”) that shields the tumor from the immune system. This enables the activated T cells to begin working to attack the tumor cells.

Advaxis’ proprietary Lm platform technology has demonstrated clinical activity in several of its programs and has been dosed in over 470 patients across multiple clinical trials and in various tumor types. The Company believes that Lm Technology immunotherapies can complement and address significant unmet needs in the current oncology treatment landscape. Specifically, its product candidates have the potential to work synergistically with other immunotherapies, including checkpoint inhibitors, while having a generally well-tolerated safety profile.

Termination of Merger Agreement; Strategic Considerations

On July 4, 2021, the Company entered into a Merger Agreement (the “Merger Agreement”), subject to shareholder approval, with Biosight Ltd. (“Biosight”) and Advaxis Ltd. (“Merger Sub”), a direct, wholly-owned subsidiary of Advaxis. Under the terms of the agreement, Biosight was to merge with and into Merger Sub, with Biosight continuing as the surviving company and a wholly-owned subsidiary of Advaxis (the “Merger”). Immediately after the merger, Advaxis stockholders as of immediately prior to the merger were expected to own approximately 25% of the outstanding shares of the combined company and former Biosight shareholders were expected to own approximately 75% of the outstanding shares of the combined company.

On December 30, 2021, the Company terminated the Merger Agreement, as the Company was unable to obtain shareholder approval to complete the transaction. As announced in December 2021, the Company plans to continue to explore additional options to maximize stockholder value.

Liquidity and Management’s Plans

Similar to other development stage biotechnology companies, the Company’s products that are being developed have not generated significant revenue. As a result, the Company has suffered recurring losses and requires significant cash resources to execute its business plans. These losses are expected to continue for the foreseeable future.

As of October 31, 2021, the Company had approximately $41.6 million in cash and cash equivalents. Although the Company expects to have sufficient capital to fund its obligations, as they become due, in the ordinary course of business until at least one year from the issuance of these consolidated financial statements, the actual amount of cash that it will need to operate is subject to many factors. Over the past year, the Company has taken steps to obtain additional financing, including conducting sales of its common stock through its at-the-market (“ATM”) program through A.G.P./Alliance Global Partners, the completion of a public offering in November 2020 and the completion of a registered direct offering and concurrent private placement with two healthcare-focused, institutional investors in April 2021, as further described below. The Company also received aggregate proceeds of approximately $3.8 million during the year ended October 31, 2021 upon the exercise of outstanding warrants, which were payable upon exercise.

In April 2021, the Company entered into definitive agreements with two healthcare-focused, institutional investors for the purchase of (i) 219,718 shares of common stock, (ii) 95,899 pre-funded warrants to purchase 95,899 shares of common stock and (iii) registered common share purchase warrants to purchase 140,552 shares of common stock (“Accompanying Warrants”) in a registered direct offering (the “April 2021 Registered Direct Offering”). The Company also issued to the investors, in a concurrent private placement (the “April 2021 Private Placement” and together with the April 2021 Registered Direct Offering, the “April 2021 Offering”), unregistered common share purchase warrants to purchase 175,065 shares of the Company’s common stock (the “Private Placement Warrants”). The Company received gross proceeds of approximately $20 million, before deducting the fees and expenses payable by the Company in connection with the April 2021 Offering.

On November 27, 2020, the Company completed an underwritten public offering of 333,333 shares of common stock and common stock warrants to purchase up to 166,674 shares of common stock (the “November 2020 Offering”). On November 24, 2020, the underwriters notified the Company that they had exercised their option to purchase an additional 50,000 shares of common stock and 25,000 warrants in full. The Company received gross proceeds of approximately $9.2 million, before deducting the fees and expenses payable by the Company in connection with the November 2020 Offering.

The Company recognizes it will need to raise additional capital in order to continue to execute its business plan in the future. There is no assurance that additional financing will be available when needed or that management will be able to obtain financing on terms acceptable to the Company or whether the Company will become profitable and generate positive operating cash flow. If the Company is unable to raise sufficient additional funds, it will have to further scale back its operations.

Ayala Pharmaceuticals Inc [Member]
NATURE OF OPERATIONS

1. General

a)	Ayala Pharmaceuticals, Inc. (the “Company”) was incorporated in November 2017. The Company is a clinical stage oncology company dedicated to developing and commercializing small molecule therapeutics for patients suffering from rare and aggressive cancers, primarily in genetically defined patient populations. The Company’s current portfolio of product candidates, AL101 and AL102, target the aberrant activation of the Notch pathway with gamma secretase inhibitors.

b)	In 2017, the Company entered into an exclusive worldwide license agreement with respect to AL101 and AL102. See note 5.

c)	The Company’s lead product candidates, AL101 and AL102, have completed preclinical and Phase 1 studies. AL102 is currently being evaluated in a pivotal Phase 2/3 trial (RINGSIDE) in patients with Desmoids tumors and is being evaluated in a Phase 1 clinical trial in combination with Novartis’ BMCA targeting agent, WVT078, in Patients with relapsed/refractory Multiple Myeloma. AL101 is currently being evaluated in a Phase 2 trial (ACCURACY) in patients with R/M ACC bearing Notch-activating mutations is ongoing.

d)	The Company has a wholly-owned Israeli subsidiary, Ayala-Oncology Israel Ltd. (the “Subsidiary”), which was incorporated in November 2017.

Initial Public Offering and Other Transactions

On May 12, 2020, the Company completed the sale of shares of its common stock in its IPO. In connection with the IPO, the Company issued and sold 3,940,689 shares of its common stock, par value $0.01 per share (“Common Stock”) including 274,022 shares associated with the partial exercise on June 4, 2020 of the underwriters’ option to purchase additional shares, at a price to the public of $15.00 per share, resulting in net proceeds to the Company of approximately $52.2 million after deducting underwriting discounts and commissions and offering expenses payable by the Company. All shares issued and sold were registered pursuant to a registration statement on Form S-1 (File No. 333-236942), as amended, declared effective by the U.S. Securities and Exchange Commission (the “Commission”) on May 7, 2020.

In connection with the IPO, the Company effected a one-for-two reverse stock split of its Common Stock which became effective on May 4, 2020. Upon the closing of the IPO, all of the outstanding shares of Series A preferred stock and Series B preferred stock automatically converted into an aggregate of 3,715,222 shares of Common Stock. Subsequent to the closing of the IPO, there were no preferred shares outstanding.

On February 19, 2021, the Company entered into a Securities Purchase Agreement (the “2021 Purchase Agreement”) with the purchasers named therein (the “Investors”). Pursuant to the 2021 Purchase Agreement, the company agreed to sell (i) an aggregate of 333,333 shares of our common stock (the “Private Placement Shares”), par value $0.01 per share, together with warrants to purchase an aggregate of 116,666 shares of its Common Stock with an exercise price of $18.10 per share (the “Common Warrants”), for an aggregate purchase price of $4,999,995.00 and (ii) pre-funded warrants to purchase an aggregate of 1,333,333 shares of its Common Stock with an exercise price of $0.01 per share (the “Pre-Funded Warrants” and collectively with the Common Warrants, the “Private Placement Warrants”), together with an aggregate of 466,666 Common Warrants, for an aggregate purchase price of $19,986,661.67 (collectively, the “Private Placement”). The Private Placement closed on February 23, 2021.

In June 2021, the Company entered into an Open Market Sales Agreement, or the Sales Agreement, with Jefferies LLC, or Jefferies, as sales agent, pursuant to which the Company may, from time to time, issue and sell Common Stock with an aggregate value of up to $200.0 million in “at-the-market” offerings, under its Registration Statement on Form S-3 (File No. 333-256792) filed with the SEC on June 4, 2021 (the “ATM”). Sales of Common Stock, if any, pursuant to the Sales Agreement, may be made in sales deemed to be an “at the market offering” as defined in Rule 415(a) of the Securities Act, including sales made directly through The Nasdaq Global Market or on any other existing trading market for its Common Stock. Pursuant to the Sales Agreement, during the year ended December 31, 2021, the Company sold a total of 827,094 shares of Common Stock for total gross proceeds of approximately $10.4 million.

Going Concern

The Company has incurred recurring losses since inception as a research and development organization and has an accumulated deficit of $111.1 million as of December 31, 2021. For the year ended December 31, 2021, the Company used $38.4 million of cash in operations. The Company has relied on its ability to fund its operations through public and private equity financings. The Company expects operating losses and negative cash flows to continue at significant levels in the future as it continues its clinical trials. As of December 31, 2021, the Company had approximately $37.3 million in cash and cash equivalents and restricted cash, which, without additional funding, the Company believes will not be sufficient to meet its obligations within the next twelve months from the date of issuance of these consolidated financial statements. The Company plans to continue to fund its operations through public or private debt and equity financings, but there can be no assurances that such financing will continue to be available to the Company on satisfactory terms, or at all. If the Company is unable to obtain funding, the Company would be forced to delay, reduce or eliminate its research and development programs, which could adversely affect its business prospects, or the Company may be unable to continue operations. As such, those factors raise substantial doubt about the Company’s ability to continue as a going concern.

The consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Therefore, the consolidated financial statements for the year ended December 31, 2021 do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.